UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22005


Allspring Global Dividend Opportunity Fund
_______________________________________________________
(Exact name of registrant as specified in charter)


1415 Vantage Park Drive, Charlotte, NC 28203
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
1415 Vantage Park Drive
Charlotte, NC 28203
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 10/31

Date of reporting period: 07/01/22 - 06/30/23


Item 1. Proxy Voting Record


=========== Allspring Global Dividend Opportunity Fund (Closed End) ============


ARES CAPITAL CORPORATION

Ticker:       ARCC           Security ID:  04010L103
Meeting Date: AUG 04, 2022   Meeting Type: Special
Record Date:  MAY 23, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Issuance of Shares Below Net    For       For          Management
      Asset Value (NAV)


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GSK PLC

Ticker:       GSK            Security ID:  G3910J112
Meeting Date: JUL 06, 2022   Meeting Type: Special
Record Date:  JUL 04, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Matters Relating to the         For       For          Management
      Demerger of Haleon Group from the GSK
      Group
2     Approve the Related Party Transaction   For       For          Management
      Arrangements


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SSE PLC

Ticker:       SSE            Security ID:  G8842P102
Meeting Date: JUL 21, 2022   Meeting Type: Annual
Record Date:  JUL 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Approve Remuneration Policy             For       For          Management
4     Amend Performance Share Plan            For       For          Management
5     Approve Final Dividend                  For       For          Management
6     Re-elect Gregor Alexander as Director   For       For          Management
7     Elect Dame Elish Angiolini as Director  For       For          Management
8     Elect John Bason as Director            For       For          Management
9     Re-elect Dame Sue Bruce as Director     For       For          Management
10    Re-elect Tony Cocker as Director        For       For          Management
11    Elect Debbie Crosbie as Director        For       For          Management
12    Re-elect Peter Lynas as Director        For       For          Management
13    Re-elect Helen Mahy as Director         For       For          Management
14    Re-elect Sir John Manzoni as Director   For       For          Management
15    Re-elect Alistair Phillips-Davies as    For       For          Management
      Director
16    Re-elect Martin Pibworth as Director    For       For          Management
17    Re-elect Melanie Smith as Director      For       For          Management
18    Re-elect Dame Angela Strank as Director For       For          Management
19    Reappoint Ernst & Young LLP as Auditors For       For          Management
20    Authorise the Audit Committee to Fix    For       For          Management
      Remuneration of Auditors
21    Approve Net Zero Transition Report      For       For          Management
22    Authorise Issue of Equity               For       For          Management
23    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
24    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
25    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice


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TESLA, INC.

Ticker:       TSLA           Security ID:  88160R101
Meeting Date: AUG 04, 2022   Meeting Type: Annual
Record Date:  JUN 06, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ira Ehrenpreis           For       Against      Management
1.2   Elect Director Kathleen Wilson-Thompson For       Against      Management
2     Reduce Director Terms from Three to     For       For          Management
      Two Years
3     Eliminate Supermajority Voting          For       For          Management
      Provisions
4     Increase Authorized Common Stock        For       For          Management
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
6     Adopt Proxy Access Right                Against   For          Shareholder
7     Report on Efforts to Prevent            Against   For          Shareholder
      Harassment and Discrimination in the
      Workplace
8     Report on Racial and Gender Board       Against   Against      Shareholder
      Diversity
9     Report on the Impacts of Using          Against   For          Shareholder
      Mandatory Arbitration
10    Report on Corporate Climate Lobbying    Against   For          Shareholder
      in line with Paris Agreement
11    Adopt a Policy on Respecting Rights to  Against   For          Shareholder
      Freedom of Association and Collective
      Bargaining
12    Report on Eradicating Child Labor in    Against   Against      Shareholder
      Battery Supply Chain
13    Report on Water Risk Exposure           Against   For          Shareholder


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ALLSPRING GLOBAL DIVIDEND OPPORTUNITY FUND

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 24, 2023